Right of use assets & lease liabilities - Amounts recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Amounts recognized in the consolidated income statement
Interest on lease liabilities	€ 7.0	€ 9.0	€ 8.8
Depreciation charge	61.9	63.3	65.2
Lease charge for the year	68.9	€ 72.3	€ 74.0
Aircraft
Amounts recognized in the consolidated income statement
Interest on lease liabilities	7.0
Depreciation charge	61.9
Lease charge for the year	€ 68.9